Annual Total Returns - Fidelity® Overseas Fund [BarChart] - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® Overseas Fund - Fidelity Overseas Fund-Retail Class	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	6.59%
Annual Return 2011	(15.96%)
Annual Return 2012	25.04%
Annual Return 2013	26.79%
Annual Return 2014	(3.64%)
Annual Return 2015	8.25%
Annual Return 2016	(1.32%)
Annual Return 2017	29.65%
Annual Return 2018	(14.69%)
Annual Return 2019	28.42%